FMI Common Stock Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Commercial Services Sector - 8.8%
Miscellaneous Commercial Services - 5.1%
Genpact Ltd.	2,635,000	$113,173,250
		$–
Personnel Services - 3.7%
Robert Half, Inc.	1,150,000	81,029,000
Total Commercial Services Sector		194,202,250

Consumer Durables Sector - 1.6%
Recreational Products - 1.6%
Hayward Holdings, Inc. (a)	2,225,000	34,020,250

Consumer Non-Durables Sector - 3.9%
Apparel/Footwear - 3.9%
Skechers USA, Inc. - Class A (a)	1,280,000	86,067,200

Consumer Services Sector - 7.7%
Other Consumer Services - 3.6%
Valvoline, Inc. (a)	2,200,000	79,596,000
		$–
Restaurants - 4.1%
Aramark	2,400,000	89,544,000
Total Consumer Services Sector		169,140,000

Distribution Services Sector - 16.2%
Electronics Distributors - 4.1%
Arrow Electronics, Inc. (a)	800,000	90,496,000
		$–
Medical Distributors - 4.1%
Henry Schein, Inc. (a)	1,300,000	89,960,000
		$–
Wholesale Distributors - 8.0%
Applied Industrial Technologies, Inc.	130,000	31,131,100
Beacon Roofing Supply, Inc. (a)	660,000	67,042,800
Core & Main, Inc. - Class A (a)	1,510,000	76,874,100
		175,048,000
Total Distribution Services Sector		355,504,000

Electronic Technology Sector - 7.6%
Electronic Components - 2.5%
nVent Electric PLC	820,000	55,891,200
		$–
Electronic Production Equipment - 5.1%
CTS Corp.	640,000	33,747,200
Plexus Corp. (a)	495,000	77,457,600
		111,204,800
Total Electronic Technology Sector		167,096,000

Finance Sector - 19.0%
Finance/Rental/Leasing - 5.8%
FirstCash Holdings, Inc.	675,000	69,930,000
OneMain Holdings, Inc.	1,105,000	57,603,650
		127,533,650
Investment Banks/Brokers - 4.8%
Houlihan Lokey, Inc. - Class A	610,000	105,932,600
		$–
Life/Health Insurance - 3.2%
Primerica, Inc.	255,000	69,212,100
		$–
Major Banks - 3.0%
Zions Bancorp NA	1,220,000	66,185,000
		$–
Multi-Line Insurance - 2.2%
White Mountains Insurance Group Ltd.	25,000	48,626,500
Total Finance Sector		417,489,850

Process Industries Sector - 2.1%
Containers/Packaging - 2.1%
AptarGroup, Inc.	290,000	45,559,000

Producer Manufacturing Sector - 20.0%
Auto Parts: OEM - 3.5%
Donaldson Co., Inc.	1,140,000	76,779,000
		$–
Building Products - 9.3%
Carlisle Cos., Inc.	132,000	48,686,880
Fortune Brands Innovations, Inc.	1,085,000	74,138,050
Simpson Manufacturing Co., Inc.	490,000	81,256,700
		204,081,630
Industrial Machinery - 5.6%
Gates Industrial Corp. PLC (a)	3,850,000	79,194,500
Timken Co.	605,000	43,178,850
		122,373,350
Miscellaneous Manufacturing - 1.6%
TriMas Corp.	1,450,000	35,655,500
Total Producer Manufacturing Sector		438,889,480

Retail Trade Sector - 4.1%
Specialty Stores - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	1,020,000	91,137,000

Technology Services Sector - 3.0%
Information Technology Services - 3.0%
Insight Enterprises, Inc. (a)	435,000	66,163,500
TOTAL COMMON STOCKS (Cost $1,474,121,349)		2,065,268,530

SHORT-TERM INVESTMENTS - 6.0%		Value
Money Market Funds - 6.0%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (b)	132,507,714	132,507,714
TOTAL SHORT-TERM INVESTMENTS (Cost $132,507,714)		132,507,714

TOTAL INVESTMENTS - 100.0% (Cost $1,606,629,063)		2,197,776,244
Liabilities in Excess of Other Assets - (0.0)% (c)		(226,383)
TOTAL NET ASSETS - 100.0%		$2,197,549,861
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

FMI Common Stock Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,065,268,530	$–	$–	$2,065,268,530
Money Market Funds	132,507,714	–	–	132,507,714
Total Investments	$2,197,776,244	$–	$–	$2,197,776,244

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.